BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 2.5%
AMSR Trust
(a)
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,747,621
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,784,636
Series 2021-SFR1, Class D, 2.60%,
06/17/38
(b)
.............. 2,500 2,237,456
Series 2021-SFR1, Class E2,
2.90%, 06/17/38
(b)
......... 3,700 3,282,405
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,803,515
Series 2022-SFR1,  4.64%,
03/17/39 ............... 4,912 4,778,791
FirstKey Homes Trust
(a)
Series 2020-SFR1, Class F1,
3.64%, 08/17/37 .......... 1,800 1,688,003
Series 2020-SFR1, Class F2,
4.28%, 08/17/37 .......... 2,143 2,039,701
Series 2020-SFR2, Class E, 2.67%,
10/19/37 ............... 3,000 2,759,085
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38
(a)
........... 4,000 3,572,061
Home Partners of America Trust
(a)
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,973 3,601,584
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,966 3,670,885
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43
(a)
.. 1,180 1,193,321
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39
(a)
........... 4,000 3,720,104
Progress Residential
(a)
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,105,729
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 916,094
Progress Residential Trust
Series 2019-SFR3, Class G, 4.12%,
09/17/36
(a)
.............. 3,200 3,077,996
Series 2020-SFR1, Class E, 3.03%,
04/17/37
(a)
.............. 3,000 2,845,717
Series 2020-SFR3, Class E, 2.30%,
10/17/27
(a)
.............. 3,000 2,699,244
Series 2021-SFR10, Class E2,
3.67%, 12/17/40
(a)
......... 800 728,366
Series 2021-SFR11, Class E2,
3.53%, 01/17/39
(a)
......... 4,000 3,550,719
Series 2021-SFR8, Class E2,
2.53%, 10/17/38
(a)
......... 4,000 3,504,125
Series 2021-SFR9, Class E2,
3.01%, 11/17/40
(a)
......... 3,500 3,031,809
Series 2022-SFR1, Class E2,
3.99%, 02/17/41
(a)
......... 4,000 3,632,813
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,861,374
Tricon American Homes, Series 2020-
SFR1, Class E, 3.54%, 07/17/38
(a)
2,000 1,879,302
Tricon American Homes Trust, Series
2020-SFR2, Class E2, 3.08%,
11/17/39
(a)
................ 4,000 3,615,612
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38
(a)
3,500 3,218,604
Security
Par (000)
Par (000) Value
United States (continued)
VMC Finance LLC, Series 2022-FL5,
Class A, (SOFR30A + 1.90%),
1.95%, 02/18/39
(a)(b)
.......... USD 4,000 $ 3,999,996
82,546,668
Total Asset-Backed Securities — 2.5%
(Cost: $89,546,979) .............................. 82,546,668
Shares
Shares
Common Stocks
United States — 0.0%
Blackstone Mortgage Trust, Inc., Class
A ...................... 20,000 635,800
Invitation Homes, Inc. ........... 15,000 602,700
1,238,500
Total Common Stocks — 0.0%
(Cost: $1,305,280) .............................. 1,238,500
Par (000)
Pa r (000)
Corporate Bonds
China — 0.2%
(c)
Agile Group Holdings Ltd., 6.05%
,
10/13/25 ................. 545 174,400
Central China Real Estate Ltd., 7.25%
,
07/16/24 ................. 545 234,350
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(d)(e)
............... 545 87,200
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25 ............ 545 284,183
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26 ................. 545 430,550
Easy Tactic Ltd., 11.63%
,
09/03/24 .. 545 111,725
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(d)(e)
......... 345 46,575
Fortune Star BVI Ltd., 5.05%
,
01/27/27 545 455,075
Greenland Global Investment Ltd.,
6.13%
,
04/22/23 ............ 345 241,500
Hopson Development Holdings Ltd.,
7.00%
,
05/18/24 ............ 545 419,752
Jingrui Holdings Ltd., 12.00%
,
07/25/22 545 218,000
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(d)(e)
............... 545 100,587
KWG Group Holdings Ltd., 5.95%
,
08/10/25 ................. 545 201,650
Logan Group Co. Ltd., 4.50%
,
01/13/28 545 109,000
Modern Land China Co. Ltd., 11.95%
,
03/04/24
(d)(e)
............... 545 98,100
New Metro Global Ltd., 4.50%
,
05/02/26 ................. 545 348,800
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24 ............ 345 131,100
Radiance Capital Investments Ltd.,
8.80%
,
09/17/23 ............ 545 494,860
Redco Properties Group Ltd., 9.90%
,
02/17/24 ................. 545 109,613
Redsun Properties Group Ltd., 7.30%
,
01/13/25 ................. 545 81,750

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
China (continued)
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26 ................. USD 545 $ 419,650
Ronshine China Holdings Ltd., 7.10%
,
01/25/25 ................. 545 81,750
Seazen Group Ltd., 6.00%
,
08/12/24 . 545 370,600
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(f)
................. 545 348,221
Sunac China Holdings Ltd., 7.00%
,
07/09/25 ................. 545 133,525
Times China Holdings Ltd., 5.75%
,
01/14/27 ................. 545 196,200
Wanda Properties Overseas Ltd.,
6.88%
,
07/23/23 ............ 545 482,325
Yango Justice International Ltd., 8.25%
,
11/25/23
(d)(e)
............... 545 27,250
Yanlord Land HK Co. Ltd., 5.13%
,
05/20/26 ................. 345 310,500
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(d)(e)
.......... 345 48,300
Zhenro Properties Group Ltd., 6.63%
,
01/07/26 ................. 545 57,225
6,854,316
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(c)
................ 545 479,600
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(c)
................ 545 433,718
MGM China Holdings Ltd., 4.75%
,
02/01/27
(c)
................ 545 465,975
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 418,049
Wynn Macau Ltd., 5.50%
,
01/15/26
(c)
545 487,775
1,805,517
Singapore — 0.0%
(c)
GLP Pte. Ltd., (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.74%), 4.50%
(b)(f)
345 306,899
LMIRT Capital Pte. Ltd., 7.50%
,
02/09/26 ................. 545 534,100
840,999
United States — 0.1%
Oracle Corp., 3.95%
,
03/25/51 ..... 4,600 4,021,390
Total Corporate Bonds — 0.4%
(Cost: $23,090,717) .............................. 14,001,822
Foreign Government Obligations
Austria — 0.3%
Republic of Austria
(a)(c)
0.70%, 04/20/71 ............ EUR 3,406 2,830,347
2.10%, 09/20/17 ............ 4,800 6,410,869
9,241,216
Colombia — 0.2%
Republic of Colombia
4.50%, 03/15/29 ............ USD 750 721,781
3.13%, 04/15/31 ............ 5,625 4,759,453
5,481,234
Security
Par (000)
Par (000) Value
Dominican Republic — 0.3%
Dominican Republic Government Bond,
6.00%
,
02/22/33
(a)
........... USD 9,900 $ 9,635,794
France — 0.4%
French Republic, 0.75%
,
05/25/52
(c)
. EUR 15,000 13,954,348
Israel — 0.0%
State of Israel Government Bond,
3.88%
,
07/03/50 ............ USD 1,234 1,275,108
Mexico — 0.2%
United Mexican States, 5.00%
,
04/27/51 ................. 7,425 7,528,950
Total Foreign Government Obligations — 1.4%
(Cost: $52,527,500) .............................. 47,116,650
Shares
Shares
Investment Companies
iShares iBoxx $ High Yield Corporate
Bond ETF
(g)
............... 98,000 8,064,420
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(g)
........ 424,611 51,352,455
iShares Residential Real Estate ETF
(g)
19,641 1,883,768
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 31,422 3,220,755
Total Investment Companies — 1.9%
(Cost: $64,592,442) .............................. 64,521,398
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
United States — 0.2%
(a)(h)
Angel Oak Mortgage Trust, Series
2022-1, Class A1, 2.88%, 12/25/66 2,665 2,595,953
Verus Securitization Trust, Series 2022-
1, Class A1, 2.72%, 01/25/67 .... 4,891 4,753,555
7,349,508
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(a)(b)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 868,614
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 123,354
Extended Stay America Trust
Series 2021-ESH, Class B, (LIBOR
USD 1 Month + 1.38%), 1.78%,
07/15/38 ............... 2,982 2,942,528
Series 2021-ESH, Class C, (LIBOR
USD 1 Month + 1.70%), 2.10%,
07/15/38 ............... 417 411,403

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.65%,
07/15/38 ............... USD 835 $ 822,284
5,168,183
Total Non-Agency Mortgage-Backed Securities — 0.4%
(Cost: $12,914,080) .............................. 12,517,691
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.42%, 04/25/28
(a)
(b)
...................... 696 657,910
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K62, Class B,
3.88% ,  01/25/50 ........ 2,500 2,522,007
Series 2017-K65, Class B,
4.07% ,  07/25/50 ........ 2,000 1,999,621
Series 2018-K73, Class B,
3.85% ,  02/25/51 ........ 1,350 1,354,228
Series 2018-K82, Class B,
4.13% ,  09/25/28 ........ 2,043 2,083,514
Series 2018-K83, Class B,
4.28% ,  11/25/51 ........ 2,000 2,057,414
Series 2019-K91, Class B,
4.25% ,  04/25/51 ........ 2,000 2,039,640
Series 2019-K94, Class B,
3.97% ,  07/25/52 ........ 2,000 2,003,345
Series 2020-K737, Class B,
3.30% ,  01/25/53 ........ 932 907,092
14,966,861
Mortgage-Backed Securities — 9.6%
Uniform Mortgage-Backed Securities
( i )
2.50% ,  04/25/52 - 05/25/52 ... 47,537 45,326,912
3.00% ,  04/25/52 - 05/25/52 ... 236,796 231,337,746
3.50% ,  04/25/52 - 05/25/52 ... 44,166 44,206,731
320,871,389
Total U.S. Government Sponsored Agency Securities
—
10.0%
(Cost: $338,898,103) ............................. 336,496,160
U.S. Treasury Obligations
(b)
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... 106,075 119,776,566
2.00%, 01/15/26 ............ 42,194 47,276,925
1.75%, 01/15/28 ............ 38,319 43,867,424
3.63%, 04/15/28 ............ 39,229 49,685,565
2.50%, 01/15/29 ............ 35,382 43,098,137
3.88%, 04/15/29 ............ 46,072 60,908,117
3.38%, 04/15/32 ............ 16,389 23,112,224
2.13%, 02/15/40 - 02/15/41 ..... 52,378 73,993,362
0.75%, 02/15/42 ............ 50,181 57,297,535
0.63%, 02/15/43 ............ 39,366 43,888,821
1.38%, 02/15/44
(j)
........... 54,147 69,349,913
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
(b)
(continued)
0.75%, 02/15/45
(j)
........... USD 59,601 $ 68,352,552
1.00%, 02/15/46 - 02/15/49 ..... 83,646 103,216,026
0.88%, 02/15/47 ............ 37,609 44,975,081
0.25%, 02/15/50 ............ 38,712 40,603,016
0.13%, 02/15/51 - 02/15/52 ..... 64,059 65,828,262
U.S. Treasury Inflation Linked Notes
0.63%, 04/15/23 - 01/15/24
(k)
.... 223,193 233,757,626
0.38%, 07/15/23 - 07/15/27 ..... 400,849 423,828,363
0.50%, 04/15/24 ............ 64,807 68,112,670
0.13%, 07/15/24 - 01/15/31 ..... 819,541 861,213,650
0.25%, 01/15/25 - 07/15/29 ..... 177,652 187,834,697
0.63%, 01/15/26 ............ 88,648 94,504,912
0.50%, 01/15/28
(k)
........... 92,455 98,894,566
0.75%, 07/15/28 ............ 80,483 88,015,393
0.88%, 01/15/29 ............ 48,654 53,716,576
0.13%, 01/15/30 - 07/15/31
(l)
.... 236,802 250,808,591
0.13%, 01/15/32
(k)
........... 55,805 59,346,180
U.S. Treasury Notes
2.63%, 02/15/29 ............ 23,000 23,276,719
1.13%, 02/15/31 ............ 19,000 17,155,664
Total U.S. Treasury Obligations — 101.9%
(Cost: $3,349,282,543) ........................... 3,415,695,133
Total Long-Term Investments — 118.5%
(Cost: $3,932,157,644) ........................... 3,974,134,022
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21%
(g)(m)
.... 7,640,752 7,640,752
Total Short-Term Securities — 0.2%
(Cost: $7,640,752) .............................. 7,640,752
Total Options Purchased — 0.0%
(Cost: $1,003,773 ) .............................. 1,325,219
Total Investments Before Options Written and TBA Sale
Commitments — 118.7%
(Cost: $3,940,802,169) ........................... 3,983,099,993
Total Options Written — (0.7)%
(Premiums Received — $(23,257,716)) ................ (24,396,961)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
( i )
2.50% ,  04/25/52 ............ (47,537) (45,353,269)
3.00% ,  04/25/52 ............ (73,400) (71,794,375)
3.50% ,  04/25/52 ............ (10,200) (10,217,531)
Total TBA Sale Commitments — (3.8)%
(Proceeds: $(127,393,840)) ........................ (127,365,175)
Total Investments Net of Options Written and TBA Sale
Commitments — 114.2%
(Cost: $3,790,150,613) ........................... 3,831,337,857
Liabilities in Excess of Other Assets — (14.2)% ........... (477,683,501)
Net Assets — 100.0% .............................. $ 3,353,654,356

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Perpetual security with no stated maturity date.
(g)
Affiliate of the Fund.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represents or includes a TBA transaction.
(j)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(m)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 18,508,352 $ — $ (10,867,600) $ — $ — $ 7,640,752 7,640,752 $ 800 $ —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 8,099,131 — — (34,711) 8,064,420 98,000 20,887 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... — 84,690,479 (33,612,027) 229,762 44,241 51,352,455 424,611 — —
iShares J.P. Morgan USD
Emerging Markets Bond ETF
(b)
— 17,062,765 (16,947,699) (115,066) — — — — —
iShares Residential Real Estate
ETF .................. — 3,750,994 (1,801,413) (94,689) 28,876 1,883,768 19,641 5,867 —
iShares U.S. Real Estate ETF
(b)
. 2,526,045 — (2,429,354) 450,876 (547,567) — — — —
$ 470,883 $ (509,161) $ 68,941,395 $ 27,554 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.27% 03/31/22 04/01/22   $ 112,839,255 $ 112,840,101 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.33 03/31/22 04/01/22   36,750,000 36,750,337 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.33 03/31/22 04/01/22   121,765,410 121,766,526 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 0.32 03/31/22 04/01/22   55,575,870 55,576,364 U.S. Treasury Obligations Overnight
$ 326,930,535 $ 326,933,328

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
1 Month Federal Funds Interest Futures .......................................... 23 05/31/22 $ 9,515 $ 230
U.S. Treasury 2 Year Note .................................................... 8 06/30/22 1,694 1,019
3 Month SONIA Index ....................................................... 149 12/20/22 48,004 (424,678)
3 Month SOFTR Interest Futures ............................................... 1 03/19/24 243 (277)
(423,706)
Short Contracts
Euro-BTP ............................................................... 48 06/08/22 7,344 267,835
Euro-Bund .............................................................. 844 06/08/22 148,137 5,193,210
Euro- Buxl ............................................................... 227 06/08/22 46,758 3,474,806
U.S. Treasury 10 Year Note ................................................... 1,501 06/21/22 184,271 3,510,452
U.S. Treasury 10 Year Ultra Note ............................................... 1,013 06/21/22 137,262 2,862,263
U.S. Treasury Long Bond .................................................... 4 06/21/22 601 18,651
U.S. Treasury Ultra Bond .................................................... 68 06/21/22 12,055 (106,109)
Long Gilt ............................................................... 33 06/28/22 5,255 4,472
U.S. Treasury 5 Year Note .................................................... 492 06/30/22 56,357 37,340
3 Month SOFTR Interest Futures ............................................... 5 09/17/24 1,217 13,611
3 Month SOFTR Interest Futures ............................................... 1,052 03/18/25 256,451 12,164
15,288,695
$ 14,864,989
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 52,577,700 USD 42,000,000 Goldman Sachs International 04/11/22 $ 56,575
USD 42,000,000 AUD 55,998,507 Goldman Sachs International 04/11/22 93,293
USD 42,000,000 CAD 52,467,240 Morgan Stanley & Co. International plc 04/11/22 31,781
USD 42,000,000 EUR 37,792,881 Deutsche Bank AG 04/11/22 183,688
USD 42,000,000 GBP 31,924,257 HSBC Bank plc 04/11/22 65,381
EUR 7,000,000 NOK 66,738,174 Deutsche Bank AG 06/15/22 188,749
EUR 1,107,000 USD 1,224,937 Bank of New York Mellon 06/15/22 3,151
EUR 1,205,000 USD 1,329,316 Barclays Bank plc 06/15/22 7,491
NOK 69,167,638 EUR 7,000,000 Deutsche Bank AG 06/15/22 87,074
USD 1,728,073 EUR 1,551,000 JPMorgan Chase Bank NA 06/15/22 7,419
724,602
AUD 55,956,205 USD 42,000,000 Bank of America NA 04/11/22 (124,950)
EUR 37,811,234 USD 42,000,000 BNP Paribas SA 04/11/22 (163,382)
GBP 31,968,579 USD 42,000,000 Morgan Stanley & Co. International plc 04/11/22 (7,161)
USD 24,634,812 EUR 22,356,000 Deutsche Bank AG 06/15/22 (166,564)
USD 2,503,179 EUR 2,285,000 Royal Bank of Canada 06/15/22 (31,762)
USD 114,891 EUR 104,000 Westpac Banking Corp. 06/15/22 (485)
(494,304)
$ 230,298

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Inflation Rate Caps
Refere n ce Entity Fund Pays Fund Receives Counterparty
Expiration
Date
Notional
Amount (000) Value
Premiums
Paid
(Received)
Unrealized
Appreciation/
(Depreciation)
Eurostat Eurozone HICP Ex
Tobacco Unrevised Series
NSA ( HICPx )
Maximum of HICPx
for January 2022
divided by HICPx
for January 2012
minus 2.50% or $0
Upfront premium
and payment at
expiration Deutsche Bank AG 04/26/22 EUR 14,495 $ – $ (1,014,650) $ 1,014,650
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Bank of America NA 04/01/22 USD 1.10 EUR 6,254 $ 168
USD Currency ........................... Morgan Stanley & Co. International plc 04/13/22 JPY 119.25 USD 8,242 14,212
EUR Currency ........................... Deutsche Bank AG 05/06/22 EUR 1.12 EUR 2,410 43,220
EUR Currency ........................... Morgan Stanley & Co. International plc 08/29/22 NOK 9.83 EUR 21,500 599,473
EUR Currency ........................... Morgan Stanley & Co. International plc 09/08/22 NOK 9.65 EUR 16,000 286,540
EUR Currency ........................... HSBC Bank USA NA 09/30/22 NOK 9.39 EUR 36,311 381,606
$ —
$ 1,325,219
$ —
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Morgan Stanley & Co. International plc 09/08/22 NOK 9.20 EUR 16,000 $ (65,832)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/02/23 1.72 % USD 23,086 $ (395,536)
10-Year Interest Rate Swap
(a)
1.69% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 03/07/23 1.69 USD 86,802 (1,412,912)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 1 day SOFR Annual Bank of America NA 03/08/23 1.75 USD 12,676 (230,733)
10-Year Interest Rate Swap
(a)
1.77% Semi-Annual 1 day SOFR Annual
Goldman Sachs Bank
USA 03/08/23 1.77 USD 72,198 (1,337,042)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/09/23 1.84 USD 23,224 (484,330)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 1 day SOFR Annual Bank of America NA 03/13/23 1.93 USD 23,224 (558,430)
10-Year Interest Rate Swap
(a)
2.28% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 03/23/23 2.28 USD 36,289 (1,426,150)
10-Year Interest Rate Swap
(a)
2.28% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 03/29/23 2.28 USD 24,193 (879,416)
(6,724,549)
Put
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 03/02/23 1.72 USD 23,086 (1,343,031)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.69% Semi-Annual
JPMorgan Chase
Bank NA 03/07/23 1.69 USD 86,802 (5,267,118)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.75% Semi-Annual Bank of America NA 03/08/23 1.75 USD 12,676 (716,838)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.77% Semi-Annual
Goldman Sachs Bank
USA 03/08/23 1.77 USD 72,198 (4,036,221)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.84% Semi-Annual
Morgan Stanley & Co.
International plc 03/09/23 1.84 USD 23,224 (1,199,298)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.93% Semi-Annual Bank of America NA 03/13/23 1.93 % USD 23,224 $ (1,089,700)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.28% Semi-Annual
JPMorgan Chase
Bank NA 03/23/23 2.28 USD 36,289 (1,145,732)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 06/15/26 3.05 USD 55,923 (1,286,143)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 06/15/26 3.05 USD 27,962 (643,083)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.28% Semi-Annual Deutsche Bank AG 03/29/2 3 2.28 USD 24,193 (879,416)
(17,606,580)
$ (24,331,129)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.37.V1 ..... 5.00 % Quarterly 12/20/26 BB+ USD 8,000 $ 516,841 $ 408,576 $ 108,265
ITRAXX.EUR.
CROSSOVER.37.V1 . 5.00 Quarterly 06/20/27 B EUR 14,375 1,183,787 984,108 199,679
$ 1,700,628 $ 1,392,684 $ 307,944
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day ESTR At Termination (0.44)% At Termination 10/17/22
(a)
10/17/23 EUR 69,960 $ (676,361) $ — $ (676,361)
1 day SOFR Annual 2.14% Annual N/A 03/24/24 USD 548,209 (926,466) — (926,466)
1.41% Annual 1 day SOFR Annual 07/06/22
(a)
03/31/24 USD 248,417 4,541,404 — 4,541,404
0.77% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/27 EUR 15,740 163,134 (10,138) 173,272
6 month
EURIBOR Semi-Annual
0.65%
Annual 06/10/22
(a)
02/15/31 EUR 17,346 (858,031) — (858,031)
6 month
EURIBOR Semi-Annual
0.70%
Annual 06/10/22
(a)
02/15/31 EUR 27,754 (1,229,464) — (1,229,464)
6 month
EURIBOR Semi-Annual
0.71%
Annual 06/10/22
(a)
02/15/31 EUR 855 (37,742) (7,128) (30,614)
6 month
EURIBOR Semi-Annual
0.77%
Annual N/A 02/15/31 EUR 16,725 (583,423) — (583,423)
6 month
EURIBOR Semi-Annual
0.79%
Annual N/A 02/15/31 EUR 18,110 (592,882) — (592,882)
6 month
EURIBOR Semi-Annual
0.81%
Annual 06/10/22
(a)
02/15/31 EUR 17,400 (596,687) — (596,687)
6 month
EURIBOR Semi-Annual
0.82%
Annual 06/10/22
(a)
02/15/31 EUR 190 (6,442) — (6,442)
6 month
EURIBOR Semi-Annual
0.82%
Annual N/A 02/15/31 EUR 16,465 (497,108) — (497,108)
6 month
EURIBOR Semi-Annual
1.05%
Annual 06/10/22
(a)
02/15/31 EUR 18,333 (218,612) (220) (218,392)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual
1.21%
Annual 06/10/22
(a)
02/15/31 EUR 17,400 $ — $ — $ —
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 55,923 323,146 — 323,146
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 27,962 168,794 (8,538) 177,332
6 month
EURIBOR Semi-Annual
0.22%
Annual N/A 10/19/31 EUR 1,300 (120,638) (291) (120,347)
1 day SOFR Annual 1.58% Annual 06/30/22
(a)
11/15/31 USD 59,579 (2,909,333) — (2,909,333)
1.61% Annual 1 day SOFR Annual N/A 03/09/32 USD 4,993 222,329 — 222,329
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 19,518 764,390 — 764,390
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 11,107 136,458 — 136,458
6 month
EURIBOR Semi-Annual
1.06%
Annual N/A 03/17/32 EUR 16,160 (209,705) (26,264) (183,441)
2.01% Annual 1 day SOFR Annual N/A 03/18/32 USD 13,125 120,924 — 120,924
2.13% Annual 1 day SOFR Annual N/A 03/23/32 USD 19,000 (39,899) — (39,899)
2.16% Annual 1 day SOFR Annual N/A 03/23/32 USD 11,297 (44,622) — (44,622)
3 month BA Semi-Annual 2.86% Semi-Annual N/A 03/23/32 CAD 210 (439) — (439)
2.18% Annual 1 day SOFR Annual N/A 03/24/32 USD 94,396 (581,029) — (581,029)
2.20% Annual 1 day SOFR Annual N/A 03/25/32 USD 152 (1,189) — (1,189)
2.29% Annual 1 day SOFR Annual N/A 03/29/32 USD 15,127 (244,905) — (244,905)
0.92% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/52 EUR 2,890 80,242 47,705 32,537
3 month BA Semi-Annual 2.97% Semi-Annual N/A 03/22/52 CAD 205 3,035 — 3,035
3 month BA Semi-Annual 3.01% Semi-Annual N/A 03/23/52 CAD 205 4,523 — 4,523
2.15% Annual 1 day SOFR Annual N/A 03/24/52 USD 155 (5,441) — (5,441)
2.16% Annual 1 day SOFR Annual N/A 03/25/52 USD 152 (5,702) — (5,702)
2.16% Annual 1 day SOFR Annual N/A 03/25/52 USD 80 (3,091) — (3,091)
3 month BA Semi-Annual 3.03% Semi-Annual N/A 03/29/52 CAD 110 2,743 — 2,743
$ (3,858,089) $ (4,874) $ (3,853,215)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.20% At Termination 1 month HICPXT At Termination 03/15/24 EUR 14,905 $ 109,464 $ — $ 109,464
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 32,330 252,284 — 252,284
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 553 (136,793) — (136,793)
UK Retail Price Index All
Items Monthly At Termination 3.74% At Termination 05/15/31 GBP 950 (204,764) — (204,764)
UK Retail Price Index All
Items Monthly At Termination 3.81% At Termination 07/15/31 GBP 2,865 (546,649) — (546,649)
UK Retail Price Index All
Items Monthly At Termination 3.85% At Termination 07/15/31 GBP 2,205 (406,772) — (406,772)
UK Retail Price Index All
Items Monthly At Termination 4.11% At Termination 09/15/31 GBP 2,250 (284,522) — (284,522)
$ (1,217,752) $ — $ (1,217,752)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day ESTR ......................................... Euro Short-Term Rate (0.57) %
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 2.49
1 month USCPI ....................................... U.S. Consumer Price Index 287.71
3 month BA .......................................... Canadian Bankers Acceptances 1.26
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.37)
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
NOK Norwegian Krone
USD United States Dollar
Portfolio Abbreviation
BA Canadian Bankers Acceptances
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 82,546,668 $ — $ 82,546,668
Common Stocks ......................................... 1,238,500 — — 1,238,500
Corporate Bonds ........................................ — 14,001,822 — 14,001,822
Foreign Government Obligations .............................. — 47,116,650 — 47,116,650
Investment Companies .................................... 64,521,398 — — 64,521,398
Non-Agency Mortgage-Backed Securities ........................ — 12,517,691 — 12,517,691
U.S. Government Sponsored Agency Securities .................... — 336,496,160 — 336,496,160
U.S. Treasury Obligations ................................... — 3,415,695,133 — 3,415,695,133
Short-Term Securities ....................................... 7,640,752 — — 7,640,752
Options Purchased
Foreign currency exchange contracts ........................... — 1,325,219 — 1,325,219
Liabilities
Investments
TBA Sale Commitments .................................... — (127,365,175) — (127,365,175)
$ 73,400,650 $ 3,782,334,168 $ — $ 3,855,734,818
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 307,944 $ — $ 307,944
Foreign currency exchange contracts ............................ — 724,602 — 724,602
Interest rate contracts ....................................... 15,396,053 6,502,093 — 21,898,146
Other contracts ........................................... — 361,748 — 361,748
Liabilities
Foreign currency exchange contracts ............................ — (560,136) — (560,136)
Interest rate contracts ....................................... (531,064) (34,686,437) — (35,217,501)
Other contracts ........................................... — (1,579,500) — (1,579,500)
$ 14,864,989 $ (28,929,686) $ — $ (14,064,697)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $326,933,328 are categorized as Level 2 within the disclosure hierarchy.